Exhibit 99.1

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

Collection Period Start	1-Nov-18	Distribution Date	17-Dec-18
Collection Period End	30-Nov-18	30/360 Days	30
Beg. of Interest Period	15-Nov-18	Actual/360 Days	32
End of Interest Period	17-Dec-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,615,410.40	888,885,352.01	874,452,575.15	0.9677265
Total Securities		903,615,410.40	888,885,352.01	874,452,575.15	0.9677265
Class A-1 Notes	2.481600%	99,000,000.00	84,269,941.61	69,837,164.75	0.7054259
Class A-2a Notes	3.030000%	240,000,000.00	240,000,000.00	240,000,000.00	1.0000000
Class A-2b Notes	2.456500%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Class A-3 Notes	3.250000%	261,000,000.00	261,000,000.00	261,000,000.00	1.0000000
Class A-4 Notes	3.350000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	153,615,410.40	153,615,410.40	153,615,410.40	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	14,432,776.86	185,888.26	145.7856248	1.8776592
Class A-2a Notes	0.00	606,000.00	0.0000000	2.5250000
Class A-2b Notes	0.00	163,766.67	0.0000000	2.1835556
Class A-3 Notes	0.00	706,875.00	0.0000000	2.7083333
Class A-4 Notes	0.00	209,375.00	0.0000000	2.7916667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	14,432,776.86	1,871,904.93

I. COLLECTIONS

Lease Payments: (Lease SUBI)
Monthly Principal					11,488,091.14
Monthly Interest					4,679,361.65

Total Monthly Payments					16,167,452.79
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					321,150.72
Aggregate Sales Proceeds Advance					433,447.12

Total Advances					754,597.84
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					3,231,977.79
Excess Wear and Tear and Excess Mileage					3,340.31
Remaining Payoffs					0.00
Net Insurance Proceeds					888,276.50
Residual Value Surplus					6,260.26

Total Collections					21,051,905.49

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		510,211.00			30
Involuntary Repossession		8,310.00			1
Voluntary Repossession		185,452.00			12
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			878,784.76		42
Customer Payoff				—	—
Grounding Dealer Payoff				2,030,840.76	73
Dealer Purchase				350,892.78	13

Total		703,973.00	878,784.76	2,381,733.54	171

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	43,043	1,088,921,864.94	7.00000%	888,885,352.01
Total Depreciation Received		(14,241,057.55)		(10,743,261.16)
Principal Amount of Gross Losses	(53)	(1,245,273.92)		(1,022,250.87)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(14)	(374,017.77)		(279,261.40)
Scheduled Terminations	(108)	(2,862,408.95)		(2,388,003.43)

Pool Balance - End of Period	42,868	1,070,199,106.75		874,452,575.15
Remaining Pool Balance
Lease Payment				342,547,099.11
Residual Value				531,905,476.04

Total				874,452,575.15

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	21,051,905.49
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	21,051,905.49
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	238,543.26
3. Reimbursement of Sales Proceeds Advance	243,347.83
4. Servicing Fee:
Servicing Fee Due	740,737.79
Servicing Fee Paid	740,737.79
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	1,222,628.88
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	185,888.26
Class A-1 Notes Monthly Interest Paid	185,888.26
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	606,000.00
Class A-2a Notes Monthly Interest Paid	606,000.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	163,766.67
Class A-2b Notes Monthly Interest Paid	163,766.67
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	706,875.00
Class A-3 Notes Monthly Interest Paid	706,875.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	209,375.00
Class A-4 Notes Monthly Interest Paid	209,375.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,871,904.93
Total Note and Certificate Monthly Interest Paid	1,871,904.93
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	17,957,371.68
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	14,432,776.86
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	14,432,776.86
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	3,524,594.82

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,518,077.05
Required Reserve Account Amount			4,518,077.05
Beginning Reserve Account Balance			4,518,077.05
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			4,518,077.05
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			3,524,594.82
Gross Reserve Account Balance			8,042,671.87
Remaining Available Collections Released to Seller			3,524,594.82
Total Ending Reserve Account Balance			4,518,077.05

V. POOL STATISTICS

Weighted Average Remaining Maturity			23.59
Monthly Prepayment Speed			53%
Lifetime Prepayment Speed			57%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,082,313.22
Securitization Value of Defaulted Receivables and Casualty Receivables		1,022,250.87	53
Aggregate Defaulted and Casualty Gain (Loss)		60,062.35
Pool Balance at Beginning of Collection Period		888,885,352.01
Net Loss Ratio
Current Collection Period		0.0068%
Preceding Collection Period		-0.0202%
Second Preceding Collection Period		0.0000%
Third Preceding Collection Period		0.0000%
Cumulative Net Losses for all Periods		0.0135%	122,197.93

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.34%	3,055,420.04	138
61-90 Days Delinquent	0.06%	535,754.44	28
91-120 Days Delinquent	0.00%	0.00	0
More than 120 Days	0.00%	0.00	0

Total Delinquent Receivables:	0.40%	3,591,174.48	166

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.06%	0.07%
Preceding Collection Period		0.00%	0.00%
Second Preceding Collection Period		0.00%	0.00%
Third Preceding Collection Period		0.00%	0.00%
60 Day Delinquent Receivables		926,366.28
Delinquency Percentage		0.10%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		510,211.00	30
Securitization Value		576,732.24	30

Aggregate Residual Value Surplus (Loss)		(66,521.24)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		656,497.00	39
Cumulative Securitization Value		749,079.71	39

Cumulative Residual Value Surplus (Loss)		(92,582.71)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			345,252.04
Reimbursement of Outstanding Advance			243,347.83
Additional Advances for current period			433,447.12

Ending Balance of Residual Advance			535,351.33

Beginning Balance of Payment Advance			662,225.09
Reimbursement of Outstanding Payment Advance			238,543.26
Additional Payment Advances for current period			321,150.72

Ending Balance of Payment Advance			744,832.55

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?			NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?			NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?			NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?			NO